The Gabelli Multimedia Trust Inc.

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.0%
	DISTRIBUTION COMPANIES — 56.5%
	Broadcasting — 9.8%
10,000	Asahi Broadcasting Group Holdings Corp.	$65,658
10,000	Beasley Broadcast Group Inc., Cl. A†	28,300
6,400	Chubu-Nippon Broadcasting Co. Ltd.	33,293
16,000	Cogeco Inc.	1,234,344
35,000	Corus Entertainment Inc., OTC, Cl. B	159,600
230,000	Corus Entertainment Inc., Toronto, Cl. B	1,046,869
26,000	Discovery Inc., Cl. A†	1,129,960
138,000	Discovery Inc., Cl. C†	5,090,820
30,000	Fox Corp., Cl. A	1,083,300
28,000	Fox Corp., Cl. B	978,040
81,000	Grupo Radio Centro SAB de CV, Cl. A†	14,445
30,000	iHeartMedia Inc., Cl. A†	544,500
20,000	Informa plc†	154,348
240,000	ITV plc†	397,533
4,000	Lagardere SCA†	105,168
8,000	Liberty Broadband Corp., Cl. A†	1,161,200
50,800	Liberty Broadband Corp., Cl. C†	7,627,620
19,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	837,520
84,361	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,721,164
68,566	Media Prima Berhad†	10,252
35,000	MSG Networks Inc., Cl. A†	526,400
4,000	Nexstar Media Group Inc., Cl. A	561,720
25,000	Nippon Television Holdings Inc.	328,291
4,000	NRJ Group†	30,584
3,000	RTL Group SA†	175,764
80,000	Sinclair Broadcast Group Inc., Cl. A	2,340,800
33,000	TBS Holdings Inc.	647,333
69,000	TEGNA Inc.	1,299,270
25,000	Television Broadcasts Ltd.	26,016
22,000	Television Francaise 1†	200,461
240,000	TV Azteca SAB de CV	5,742

		31,566,315

	Business Services — 1.6%
6,000	Carlisle Support Sevices Group Ltd.†(a)	662
4,000	Fluent Inc.†	16,400
6,000	Impellam Group plc†	22,747
14,700	S&P Global Inc.	5,187,189

		5,226,998

	Cable — 8.9%
9,500	AMC Networks Inc., Cl. A†	505,020
300	Cable One Inc.	548,508
3,800	Charter Communications Inc., Cl. A†	2,344,676
35,000	Cogeco Communications Inc.	3,286,385
143,000	Comcast Corp., Cl. A	7,737,730
40,000	Liberty Global plc, Cl. A†	1,026,400
130,177	Liberty Global plc, Cl. C†	3,324,721

Shares		Market Value

19,400	MultiChoice Group	$169,487
100,000	Rogers Communications Inc., New York, Cl. B	4,610,000
88,000	Shaw Communications Inc., New York, Cl. B	2,307,360
4,000	Telenet Group Holding NV	162,208
200,000	WideOpenWest Inc.†	2,718,000

		28,740,495

	Computer Software and Services — 1.1%
7,000	CyrusOne Inc., REIT	474,040
33,000	SVMK Inc.†	604,560
2,000	Tencent Holdings Ltd.	156,931
6,000	Zoom Video Communications Inc., Cl. A†	1,927,740
20,000	Zuora Inc., Cl. A†	296,000

		3,459,271

	Consumer Services — 2.7%
1,200	Expedia Group Inc.†	206,544
24,500	IAC/InterActiveCorp.†	5,299,595
135,000	Liberty TripAdvisor Holdings Inc., Cl. A†	861,300
183,000	Qurate Retail Inc., Cl. A	2,152,080

		8,519,519

	Copyright/Creativity Companies — 0.1%
5,000	Ubisoft Entertainment SA†	380,424

	Diversified Industrial — 0.6%
27,000	Bouygues SA	1,082,555
25,000	Jardine Strategic Holdings Ltd.	825,500
6,000	Malaysian Resources Corp. Berhad	666

		1,908,721

	Entertainment — 10.8%
15,000	Acies Acquisition Corp., Cl. A†	149,250
85,000	Borussia Dortmund GmbH & Co. KGaA†	540,761
12,500	GAN Ltd.†	227,500
400,000	Grupo Televisa SAB, ADR†	3,544,000
168,500	Liberty Media Acquisition Corp.†	1,804,635
29,000	Liberty Media Corp.- Liberty Braves, Cl. A†	826,790
104,000	Liberty Media Corp.- Liberty Braves, Cl. C†	2,893,280
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	305,760
33,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,428,570
4,000	M6 Metropole Television SA†	85,466
29,000	Madison Square Garden Entertainment Corp.†	2,372,200
24,000	Madison Square Garden Sports Corp.†	4,307,040
27,500	Naspers Ltd., Cl. N	6,580,083
6,500	Netflix Inc.†	3,390,790
20,000	Reading International Inc., Cl. A†	111,000
8,000	Reading International Inc., Cl. B†	160,080
4,000	Roku Inc.†	1,303,080
40,000	Sirius XM Holdings Inc.	243,600
23,500	Take-Two Interactive Software Inc.†	4,152,450

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Entertainment (Continued)
550,000	Wow Unlimited Media Inc.†(b)(c)	$240,710

		34,667,045

	Equipment — 1.1%
7,200	Amphenol Corp., Cl. A	474,984
44,000	Corning Inc	1,914,440
15,000	Flex Ltd.†	274,650
6,000	QUALCOMM Inc	795,540

		3,459,614

	Financial Services — 3.5%
15,000	Caribbean Investment Holdings Ltd.†	7,134
5,000	Conx Corp.†.	51,250
300	Jardine Matheson Holdings Ltd	19,617
34,500	Kinnevik AB, Cl. A	1,785,549
25,000	Kinnevik AB, Cl. B	1,215,442
5,000	LendingTree Inc.†	1,065,000
25,500	PayPal Holdings Inc.†	6,192,420
50,000	Spartacus Acquisition Corp.†	507,500
20,000	Starboard Value Acquisition Corp., Cl. A†	198,600
9,000	VNV Global AB†	112,533
14,000	Waterloo Investment Holdings Ltd.†(a)	4,200

		11,159,245

	Food and Beverage — 0.3%
2,400	Pernod Ricard SA	450,458
2,500	Remy Cointreau SA	461,751

		912,209

	Information Technology — 0.9%
26,500	Prosus NV	2,946,057

	Real Estate — 1.4%
13,000	American Tower Corp., REIT	3,107,780
3,000	Crown Castle International Corp., REIT	516,390
5,500	Digital Realty Trust Inc., REIT	774,620
15,000	Midway Investments†(a)	207

		4,398,997

	Retail — 0.2%
200	Amazon.com Inc.†	618,816
1,000	Best Buy Co. Inc	114,810

		733,626

	Satellite — 2.8%
105,000	DISH Network Corp., Cl. A†	3,801,000
69,000	EchoStar Corp., Cl. A†	1,656,000
10,000	Iridium Communications Inc.†	412,500
84,000	Loral Space & Communications Inc	3,164,280
250,000	PT Indosat Tbk†	108,003

Shares		Market Value

3,000	SKY Perfect JSAT Holdings Inc	$13,330

		9,155,113

	Telecommunications: Long Distance — 0.4%
23,000	AT&T Inc	696,210
11,000	BCE Inc	496,562
4,203	TIM SA, ADR	47,704

		1,240,476

	Telecommunications: National — 4.4%
15,000	Deutsche Telekom AG	302,029
50,000	Deutsche Telekom AG, ADR	1,012,000
14,000	Elisa Oyj	839,606
2,000	Freenet AG	47,870
3,605	Hellenic Telecommunications Organization SA	57,833
50,000	Liberty Latin America Ltd., Cl. A†	641,500
99,036	Liberty Latin America Ltd., Cl. C†	1,285,487
40,000	Lumen Technologies Inc	534,000
1,000	Magyar Telekom Telecommunications plc, ADR	6,535
4,000	Maroc Telecom	60,980
40,000	Megacable Holdings SAB de CV	143,154
20,000	Nippon Telegraph & Telephone Corp	513,344
5,000	Oi SA, ADR†	2,030
8,000	Orange SA, ADR.	98,640
22,000	PLDT Inc., ADR	575,520
6,000	Rostelecom PJSC, ADR	50,820
13,000	Shenandoah Telecommunications Co	634,530
22,000	Swisscom AG, ADR	1,185,140
10,000	Telecom Argentina SA, ADR	55,200
315,000	Telecom Italia SpA	170,367
20,000	Telefonica Brasil SA, ADR	157,400
200,000	Telefonica SA, ADR	906,000
140,000	Telekom Austria AG	1,103,276
55,000	Telesites SAB de CV†	56,966
15,172	Telia Co. AB	65,719
6,000	Telkom Indonesia Persero Tbk PT, ADR	141,840
2,400	Telstra Corp. Ltd., ADR	31,128
300,000	VEON Ltd., ADR†	531,000
50,500	Verizon Communications Inc	2,936,575

		14,146,489

	Telecommunications: Regional — 2.1%
120,000	Orange Belgium SA	3,222,580
90,500	Telephone and Data Systems Inc	2,077,880
80,000	TELUS Corp	1,594,400

		6,894,860

	Wireless Communications — 3.8%
75,000	Altice USA Inc., Cl. A†	2,439,750
55,000	America Movil SAB de CV, Cl. L, ADR	746,900
24,000	Anterix Inc.†	1,131,840
389,058	Jasmine International PCL(a)	36,354
32,000	Millicom International Cellular SA, SDR†	1,231,129

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Wireless Communications (Continued)
19,000	Orascom Investment Holding, GDR	$950
50,000	ORBCOMM Inc.†	381,500
34,000	SK Telecom Co. Ltd., ADR	925,820
28,500	T-Mobile US Inc.†	3,570,765
19,000	Turkcell Iletisim Hizmetleri A/S, ADR	88,730
32,000	United States Cellular Corp.†.	1,167,360
25,000	Vodafone Group plc, ADR.	460,750

		12,181,848

	TOTAL DISTRIBUTION COMPANIES	181,697,322

	COPYRIGHT/CREATIVITY COMPANIES — 35.5%
	Business Services — 0.1%
6,000	Scientific Games Corp.†	231,120

	Business Services: Advertising — 1.9%
1,000	Boston Omaha Corp., Cl. A†	29,560
470,000	Clear Channel Outdoor Holdings Inc.†	846,000
1,000	comScore Inc.†	3,660
20,000	JCDecaux SA†.	504,261
23,400	Lamar Advertising Co., Cl. A, REIT	2,197,728
10,820	Magnite Inc.†	450,220
15,000	Ocean Outdoor Ltd.†	119,250
1,500	Publicis Groupe SA	91,541
4,000	Ströeer SE & Co. KGaA	326,011
55,000	The Interpublic Group of Companies Inc	1,606,000

		6,174,231

	Computer Hardware — 2.4%
63,400	Apple Inc	7,744,310

	Computer Software and Services — 9.6%
35,400	Activision Blizzard Inc	3,292,200
4,000	Actua Corp.†(a)	200
4,300	Alphabet Inc., Cl. A†	8,868,836
1,200	Alphabet Inc., Cl. C†	2,482,356
45,500	eBay Inc	2,786,420
31,000	Facebook Inc., Cl. A†	9,130,430
50,000	Hewlett Packard Enterprise Co	787,000
5,000	Match Group Inc.†	686,900
10,000	Microsoft Corp	2,357,700
7,000	QTS Realty Trust Inc., Cl. A, REIT	434,280
300	Red Violet Inc.†	5,526

		30,831,848

	Consumer Products — 1.1%
500	Johnson Outdoors Inc., Cl. A	71,375
2,000	Nintendo Co. Ltd	1,116,460
35,000	Nintendo Co. Ltd., ADR	2,478,000

		3,665,835

Shares		Market Value

	Consumer Services — 0.1%
1,600	Marriott Vacations Worldwide Corp.†	$278,688

	Electronics — 6.1%
2,000	IMAX Corp.†	40,200
6,000	Intel Corp	384,000
3,509	Koninklijke Philips NV†	200,118
29,036	Micro Focus International plc, ADR	222,996
20,000	Resideo Technologies Inc.†	565,000
172,000	Sony Group Corp., ADR	18,233,720

		19,646,034

	Entertainment — 6.2%
35,000	CuriosityStream Inc.†	474,250
79,200	GMM Grammy Public Co. Ltd	36,749
6,000	Lions Gate Entertainment Corp., Cl. B†	77,400
9,900	Live Nation Entertainment Inc.†	838,035
41,000	Manchester United plc, Cl. A	645,340
600	Spotify Technology SA†	160,770
17,176	STV Group plc†	82,402
50,000	Tencent Music Entertainment Group, ADR†	1,024,500
42,000	The Marcus Corp.†	839,580
35,000	The Walt Disney Co.†	6,458,200
32,000	Universal Entertainment Corp.†	779,734
70,000	ViacomCBS Inc., Cl. A	3,301,900
18,000	ViacomCBS Inc., Cl. B	811,800
88,000	Vivendi SE	2,889,533
25,000	Warner Music Group Corp., Cl. A	858,250
13,000	World Wrestling Entertainment Inc., Cl. A	705,380

		19,983,823

	Hotels and Gaming — 4.8%
60,000	Boyd Gaming Corp.†	3,537,600
300	Caesars Entertainment Inc.†	26,235
1,800	Churchill Downs Inc	409,356
63,000	Entain plc†	1,318,410
300	Flutter Entertainment plc†	64,126
30,000	Full House Resorts Inc.†	255,300
18,000	Golden Entertainment Inc.†	454,680
4,200	Greek Organization of Football Prognostics SA	56,789
95,000	International Game Technology plc†	1,524,750
7,700	Las Vegas Sands Corp.†	467,852
170,000	Mandarin Oriental International Ltd.†	302,600
29,000	Melco Resorts & Entertainment Ltd., ADR†	577,390
22,000	MGM China Holdings Ltd	39,053
28,000	MGM Resorts International	1,063,720
4,000	Penn National Gaming Inc.†	419,360
39,500	Ryman Hospitality Properties Inc., REIT†	3,061,645
14,500	Wynn Resorts Ltd.†	1,817,865

		15,396,731

	Publishing — 1.6%
20,000	Arnoldo Mondadori Editore SpA†	36,541

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Publishing (Continued)
974,000	Bangkok Post plc†.	$31,168
15,000	Barnes & Noble Education Inc.†	122,100
1,000	Graham Holdings Co., Cl. B	562,440
600	John Wiley & Sons Inc., Cl. B	31,950
36,000	Meredith Corp.†	1,072,080
5,263	Nation International Edutainment PCL†	509
1,000,000	Nation Multimedia Group Public Co. Ltd.†	6,080
27,000	News Corp., Cl. A	686,610
33,500	News Corp., Cl. B	785,910
6,779	Novus Holdings Ltd.†	514
220,000	Singapore Press Holdings Ltd.	250,223
65,000	The E.W. Scripps Co., Cl. A	1,252,550
1,800	Wolters Kluwer NV	156,457

		4,995,132

	Real Estate — 1.6%
5,000	Equinix Inc., REIT	3,397,950
82,000	Outfront Media Inc., REIT†	1,790,060

		5,188,010

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	114,135,762

	TOTAL COMMON STOCKS	295,833,084

	CLOSED-END FUNDS — 0.0%
8,000	Altaba Inc., Escrow†	116,400

	PREFERRED STOCKS — 0.4%
	DISTRIBUTION COMPANIES — 0.4%
	Broadcasting — 0.1%
5,500	Liberty Broadband Corp., 7.000%, Ser. A	147,125

	Consumer Services — 0.3%
10,110	Qurate Retail Inc., 8.000%, 03/15/31	1,027,681

	TOTAL DISTRIBUTION COMPANIES	1,174,806

	TOTAL PREFERRED STOCKS	1,174,806

	RIGHTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Broadcasting — 0.0%
14,000	Media General Inc., CVR†(a)	0

	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Real Estate — 0.0%
600	Malaysian Resources Corp. Berhad, expire 10/29/27†	19

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 7.6%
$24,283,000	U.S. Treasury Bills,
	0.009% to 0.085%††,
	04/29/21 to 09/23/21	$24,281,461

	TOTAL INVESTMENTS — 100.0%
	(Cost $242,026,667)	$321,405,770

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

At March 31, 2021, the Fund held an investment in a restricted and illiquid security amounting to $240,710 or 0.07% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	03/31/21 Carrying Value Per Unit

550,000	Wow Unlimited Media Inc.	05/05/18- 10/01/19	$ 535,492	$0.4377
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

North America	77.0%	$247,329,913
Europe	10.3	33,143,867
Japan	7.5	24,209,163
South Africa	2.1	6,750,085
Asia/Pacific	1.6	5,086,884
Latin America	1.5	4,823,928
Africa/Middle East	0.0 *	61,930

Total Investments	100.0%	$321,405,770

*	Amount represents less than 0.05%.

4